Operating costs - Summary of Operating Costs (Detail) - BRL (R$) R$ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Expense [Abstract]
Commission and incentive costs	R$ 549,249		R$ 353,825		R$ 1,442,670		R$ 877,502		R$ 1,269,309	R$ 750,103	R$ 455,241
Operating losses and provisions	16,984		7,344		65,584		14,825		23,332	9,989	7,148
Other costs	34,865	[1]	28,993	[1]	115,003	[1]	85,389	[1]	313,419	181,154	117,491
Clearing house fees	104,922		54,796		240,806		141,251		201,083	96,896	71,419
Third parties' services									76,669	53,124	28,953
Other									35,667	31,134	17,119
Total	R$ 706,020		R$ 444,958		R$ 1,864,062		R$ 1,118,967		R$ 1,606,060	R$ 941,246	R$ 579,880

[1]	Other cost included third parties'services and other costs.